Trading Assets	12 Months Ended
Mar. 31, 2018
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Trading Assets
6	TRADING ASSETS

Trading assets at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Debt instruments	¥2,841,148	¥3,339,928
Equity instruments	327,975	436,743

Total trading assets	¥3,169,123	¥3,776,671

Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.